Related party transactions - Schedule of Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Interest and fees on loans	$ 277,363	$ 304,112	$ 317,361
Total non-interest expense	368,826	359,086	352,338
Other non-interest income	4,096	3,612	3,831
Asset management	39,236	36,329	32,468
Custody and other administration services	13,846	13,815	13,319
Deposits	189,127	227,001	170,504
Directors and Executives
Related Party Transaction [Line Items]
Interest and fees on loans	795	1,244	1,149
Total non-interest expense	340	188	202
Other non-interest income	271	269	230
Wholly-owned subsidiary
Related Party Transaction [Line Items]
Interest and fees on loans	706	780	827
Total non-interest expense	1,987	1,562	1,573
Other non-interest income	265	252	242
Related Party
Related Party Transaction [Line Items]
Other non-interest income	642	0	0
Asset management	12,345	11,003	9,461
Custody and other administration services	1,576	1,385	1,163
Deposits	$ 0	$ 0	$ 489